Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Changes in Stock Options and Restricted Stock Units

Set out below is an overview of changes in the Stock Options and Restricted Stock Units (“RSUs”) during the six months ended June 30, 2026.

	Stock Options		RSUs
	Outstanding options	Weighted average exercise price	Outstanding RSUs
		€
Outstanding January 1, 2026	3,951,032	13.01	1,417,632
Granted	717,500	24.27	616,605
Exercised (Vested and Settled)	(213,135)	4.85	(403,903)
Forfeited	—	—	(85,182)
Outstanding June 30, 2026	4,455,397	12.56	1,545,152

Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula

The inputs and outputs used in the measurement of the fair value per option at each grant/ measurement date using the Black-Scholes formula (including the related number of options and the fair value of the options) were as follows:

	June 1, 2026**	March 3, 2026*	March 3, 2026**	March 12, 2025*	March 12, 2025**
Number of options	60,000	82,500	575,000	75,000	555,000
Fair value of the options	€20.71	€18.88	€19.45	€11.86	€12.19
Fair value of the ordinary shares	€25.93	€24.11	€24.11	€14.71	€14.71
Exercise price	€25.93	€24.11	€24.11	€14.74	€14.74
Expected volatility (%)	100%	100%	100%	105%	105%
Expected life (years)	5.8	5.5	6.1	5.5	6.1
Risk-free interest rate (%)	4.3%	3.8%	3.8%	4.3%	4.3%
Expected dividend yield		—	—	—	—

* Granted to the Board of Directors

** Granted to members of key management